Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Effective tax rate	53.60%	32.60%	62.30%	42.80%